Related Party Transactions - Receivables (Payables) with Seadrill Partners (Detail) - Seadrill Partners LLC [Member] - Equity Method Investee [Member] - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Rig Financing and Loan Agreements [Member]
Related Party Transaction [Line Items]
Receivables (payables)		$ 25
Deferred Consideration Receivable [Member]
Related Party Transaction [Line Items]
Receivables (payables)	$ 41	52
Other Receivables [Member]
Related Party Transaction [Line Items]
Receivables (payables)	(148)	(157)
Other Payables [Member]
Related Party Transaction [Line Items]
Receivables (payables)	$ (7)	$ (24)